UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C.   20549

                FORM 13F
              FORM 13F COVER PAGE

Report for the Quarter Ended:     June 30, 1999

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Danforth Associates, Inc.
Address:One Hollis Street
    Suite 206
    Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dana Danforth
Title:   Chairman
Phone:   800-443-4427
Signature, Place, and Date of Signing:

    Dana H. Danforth   Wellesley, MA   August 3, 1999

Report Type:

(X) 13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                   FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $218,050,200

                        FORM 13F   INFORMATION TABLE
                                                  DISCRETION         AUTHORITY
   NAME OF ISSUER  TITLE OF CLASS   CUSIP        MARKET VALUE   SHARES     (A)
SOLE    MANAGER    (C) NONE
--------------------    -------------- ---------      ------------   -------
----------  -------     -------
ABBOTT LABS        COM       002824100 $7,070,800     155,831        X    1
X

ALBERTSONS         COM       013104104 $4,066,600      78,867        X    1
X

ALLIED SIGNAL      COM       019512102 $8,817,700     139,963        X    1
X

AMERICAN INT'L GROUP    COM       026874107 $1,137,700       9,703        X
1   X

AUTOMATIC DATA PROC.    COM       053015103 $4,822,500     109,602        X
1   X

BANK OF NEW YORK   COM       064057102 $4,896,800     133,474        X    1
X

CITIGROUP INC      COM       172967101 $5,122,000     107,831        X    1
X

COCA COLA CO.      COM       191216100 $5,246,500      84,621        X    1
X

COLGATE PALMOLIVE  COM       194162103 $4,272,300      43,374        X    1
X

DAYTON HUDSON      COM       239753106 $7,309,100     112,448        X    1
X

EQUIFAX INC        COM       294429105 $6,322,500     177,162        X    1
X

FANNIE MAE         COM       313586109 $8,034,200     117,717        X    1
X

FLEET FINANCIAL         COM       338915100 $4,132,800      93,134        X
1   X

GTE CORP.          COM       362320103 $8,354,700     110,658        X    1
X

GANNETT CO.        COM       364730101 $6,037,600      84,590        X    1
X

GENERAL ELECTRIC   COM       369604103      $10,365,600     91,731        X
1   X

INTEL CORP         COM       458140100 $9,001,600     151,288        X    1
X

INTERPUBLIC GROUP  COM       460690100      $10,311,300    119,034        X
1   X

LOWES COS.         COM       548661107       $9,471,100    167,076        X
1   X

MEDTRONIC          COM       585055106 $9,918,500     127,364        X    1
X

MERCK & CO         COM       589331107 $3,290,200      44,689        X    1
X

MICROSOFT          COM       594918104 $1,614,700       17,904       X    1
X

MOBIL OIL          COM       607059102 $6,757,000      68,425        X    1
X

NORTEL NETWORKS         COM       656569100 $5,591,900      64,413        X
1   X

PE BIOSYSTEMS      COM       714041100 $4,491,500      39,142        X    1
X

PFIZER INC         COM       717081103       $7,760,600     71,198        X
1   X

PITNEY BOWES       COM       724479100 $3,862,300      60,114        X    1
X

PROCTER & GAMBLE   COM       742718109 $2,755,300      30,872        X    1
X

STAPLES            COM       855030102         $597,400       19,311      X
1   X

STATE STREET CORP. COM       857477103 $1,026,300      12,021        X    1
X

SUNTRUST BANKS          COM       867914103 $2,537,200      36,539        X
1   X

TEXAS INSTRUMENTS  COM       882508104 $4,139,300      28,745        X    1
X

TEXTRON            COM       883203101 $8,012,100      97,337        X    1
X

TIME WARNER        COM       887315109 $4,967,600      68,400        X    1
X

WALGREEN CO.       COM       931422109      $10,059,700    342,459        X
1   X

WARNER LAMBERT          COM       934488107 $9,046,300     130,868        X
1   X

WELLS FARGO        COM       949746101 $1,464,700      34,261        X    1
X

XEROX CORP         COM       984121103 $5,364,200      90,822        X    1
X